Insurance contracts and private pension	12 Months Ended
Dec. 31, 2024
Insurance Contracts And Private Pension
Insurance contracts and private pension

Note 27 - Insurance contracts and private pension

The accounting policy on insurance contracts and private pension is presented in Note 2c XI.

Insurance products sold by ITAÚ UNIBANCO HOLDING are divided into (i) non-life insurance, which guarantees loss, damage or liability for objects or people; and (ii) life insurance, which includes coverage against the risk of death and personal accidents. Insurance products are substantially offered through the electronic channels and branches of ITAÚ UNIBANCO HOLDING.

ITAÚ UNIBANCO HOLDING reinsures the portion of the underwritten risks that exceed the maximum liability limits it deems to be appropriate for each segment and product. These reinsurance contracts allow the recovery of a portion of the losses with the reinsurer, although they do not release ITAÚ UNIBANCO HOLDING from the main obligation.

Private pension products are essentially divided into: (i) Free Benefit Generating Plan (PGBL) and Free Benefit Generating Life Plan (VGBL): whose main objective is to accumulate financial resources, the payment of which is made by means of income; and (ii) traditional: pension plan with a minimum guarantee of profitability, which is no longer sold.

Financial assets related to insurance and private pension contracts are composed mainly of government securities measured at amortized cost and fair value through other comprehensive income, the latter being preferably related to the assets guaranteeing long-term obligations. Therefore, effects at present value of projected cash flows from insurance and private pension contracts are substantially neutralized by these FVOCI financial assets.

The liquidity management of insurance and private pension contracts is detailed in Note 32.

Insurance contracts and private pension portfolios and measurement approach are presented below:

	Note	12/31/2024			12/31/2023
		(Assets) / Liabilities	Income		(Assets) / Liabilities	Income
			Contractual	Financial		Contractual	Financial
General Model (BBA)		16,399	2,332	(1,385)	15,762	2,361	(538)
lnsurance	27a I	5,752	2,463	(268)	5,134	2,461	(242)
Private pension	27a II	10,647	(131)	(1,117)	10,628	(100)	(296)
Variable Fee Approach (VFA)	27a II	289,823	1,869	(22,310)	255,193	1,709	(28,044)
Private pension		289,823	1,869	(22,310)	255,193	1,709	(28,044)
Simplified Model (PAA)	27a I	611	2,335	16	450	2,062	(3)
lnsurance		631	2,382	11	488	2,068	(2)
Reinsurance		(20)	(47)	5	(38)	(6)	(1)
Total Insurance contracts and private pension		306,833	6,536	(23,679)	271,405	6,132	(28,585)
lnsurance		6,383	4,845	(257)	5,622	4,529	(244)
Reinsurance		(20)	(47)	5	(38)	(6)	(1)
Private pension		300,470	1,738	(23,427)	265,821	1,609	(28,340)
Current		611	-	-	450
Non-current		306,222	-	-	270,955

Insurance of General Model (BBA) are composed of assets of R$ (46) (R$ (103) at 12/31/2023) and liabilities of R$ 5,798 (R$ 5,237 at 12/31/2023).

a) Reconciliation of insurance and private pension portfolios

I - Insurance

	12/31/2024				12/31/2023
	Liability for Remaining Coverage	Loss Component of the Liability for Remaining Coverage	Liability for Incurred Claims	Total	Liability for Remaining Coverage	Loss Component of the Liability for Remaining Coverage	Liability for Incurred Claims	Total
Opening Balance - 01/01	3,015	1,960	609	5,584	2,248	1,936	697	4,881
Income from Insurance Contracts and Private Pension	(6,446)	(39)	1,687	(4,798)	(5,791)	(150)	1,418	(4,523)
Financial Income from Insurance Contracts and Private Pension	233	(71)	-	162	137	174	25	336
Premiums Received, Claims and Other Expenses Paid	7,066	-	(1,651)	5,415	6,421	-	(1,531)	4,890
Closing Balance	3,868	1,850	645	6,363	3,015	1,960	609	5,584

	12/31/2024				12/31/2023
	Estimate of Present Value of Future Cash Flows	Contractual Service Margin	Risk Adjustment for Non-financial Risk	Total	Estimate of Present Value of Future Cash Flows	Contractual Service Margin	Risk Adjustment for Non-financial Risk	Total
Opening Balance - 01/01	86	5,215	283	5,584	(145)	4,756	270	4,881
Realization of Insurance Contractual Margin	-	(5,194)	-	(5,194)	-	(4,554)	-	(4,554)
Actuarial Remeasurements	1,557	(1,151)	(10)	396	1,266	(1,198)	(37)	31
Income from Insurance Contracts and Private Pension	1,557	(6,345)	(10)	(4,798)	1,266	(5,752)	(37)	(4,523)
New Recognized Insurance Contracts	(6,760)	6,743	17	-	(5,943)	5,921	22	-
Financial Income from Insurance Contracts and Private Pension	(152)	315	(1)	162	18	290	28	336
Recognized in Income for the period	(76)	315	13	252	(59)	290	14	245
Recognized in Other Comprehensive Income	(76)	-	(14)	(90)	77	-	14	91
Premiums Received, Claims and Other Expenses Paid	5,415	-	-	5,415	4,890	-	-	4,890
Closing Balance	146	5,928	289	6,363	86	5,215	283	5,584

II - Private pension

	12/31/2024				12/31/2023
	Liability for Remaining Coverage	Loss Component of the Liability for Remaining Coverage	Liability for Incurred Claims	Total	Liability for Remaining Coverage	Loss Component of the Liability for Remaining Coverage	Liability for Incurred Claims	Total
Opening Balance - 01/01	265,128	595	98	265,821	227,952	184	86	228,222
Income from Insurance Contracts and Private Pension	(89,794)	137	87,919	(1,738)	(84,584)	148	82,827	(1,609)
Financial Income from Insurance Contracts and Private Pension	22,753	(16)	(1)	22,736	29,186	263	6	29,455
Premiums Received, Claims and Other Expenses Paid	101,575	-	(87,924)	13,651	92,574	-	(82,821)	9,753
Closing Balance	299,662	716	92	300,470	265,128	595	98	265,821

	12/31/2024				12/31/2023
	Estimate of Present Value of Future Cash Flows	Contractual Service Margin	Risk Adjustment for Non-financial Risk	Total	Estimate of Present Value of Future Cash Flows	Contractual Service Margin	Risk Adjustment for Non-financial Risk	Total
Opening balance - 01/01	245,564	19,936	321	265,821	210,255	17,696	271	228,222
Realization of Insurance Contractual Margin	-	(1,899)	-	(1,899)	-	(1,829)	-	(1,829)
Actuarial Remeasurements	379	(196)	(22)	161	(1,330)	1,534	16	220
Income from Insurance Contracts and Private Pension	379	(2,095)	(22)	(1,738)	(1,330)	(295)	16	(1,609)
New Recognized Insurance Contracts	(3,103)	3,097	6	-	(2,520)	2,514	6	-
Financial Income from Insurance Contracts and Private Pension	22,729	6	1	22,736	29,406	21	28	29,455
Recognized in Income for the period	23,410	6	11	23,427	28,309	21	10	28,340
Recognized in Other Comprehensive Income	(681)	-	(10)	(691)	1,097	-	18	1,115
Premiums Received, Claims and Other Expenses Paid	13,651	-	-	13,651	9,753	-	-	9,753
Closing Balance	279,220	20,944	306	300,470	245,564	19,936	321	265,821

The underlying assets of the portfolio of private pension contracts with direct participation features (PGBL and VGBL) are composed of specially organized investment funds, which are mostly consolidated in ITAÚ UNIBANCO HOLDING, whose fair value of the quotas is R$ 287,919 (R$ 253,287 at 12/31/2023).

b) Contractual service margin

ITAÚ UNIBANCO HOLDING expects to recognize the Contractual Service Margin in income according to the terms and amounts shown below:

Period	12/31/2024			12/31/2023
	lnsurance	Private Pension	Total	lnsurance	Private Pension	Total
1 year	2,388	2,068	4,456	1,944	1,736	3,680
2 years	1,638	2,084	3,722	1,222	1,861	3,083
3 years	1,188	2,115	3,303	1,011	1,897	2,908
4 years	580	2,077	2,657	717	1,903	2,620
5 years	115	1,935	2,050	295	1,806	2,101
Over 5 years	19	10,665	10,684	26	10,733	10,759
Total	5,928	20,944	26,872	5,215	19,936	25,151

During the period, the recognized amount of revenue from insurance contracts and private pension referring to groups of contracts measured by the modified retrospective approach (contracts in force on the transition date) is R$ 2,241 (R$ 2,532 from 01/01 to 12/31/2023), with the balance of margin of these contracts corresponding to R$ 17,798 (R$ 19,809 at 12/31/2023).

c) Discount rates

The rates used by indexing unit to discount cash flows from insurance contracts and private pension are as follows:

	12/31/2024					12/31/2023
Indexes	1 year	3 years	5 years	10 years	20 years	1 year	3 years	5 years	10 years	20 years
IGPM	7.43%	5.69%	6.29%	6.18%	5.88%	5.56%	4.91%	5.25%	5.59%	5.65%
IPCA	7.63%	8.05%	7.79%	7.59%	7.36%	5.87%	5.09%	5.09%	5.20%	5.31%
TR	13.07%	13.48%	13.24%	12.78%	12.58%	9.35%	9.10%	9.32%	9.48%	9.45%

d) Claims development

Occurrence date	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024	Total
At the end of event period	1,016	1,262	1,164	1,122	1,201
After 1 year	1,248	1,529	1,414	1,383
After 2 years	1,283	1,571	1,444
After 3 years	1,298	1,584
After 4 years	1,308
Accumulated payments through base date	1,292	1,554	1,431	1,384	1,104	6,765
Liabilities recognized in the balance sheet						705
Liabilities in relation to prior periods						17
Other estimates						19
Adjustment to present value						(44)
Risk adjustment to non-financial risk						40
Liability for Claims incurred at 12/31/2024						737